Provisions and other liabilities - Disclosure of other provisions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Balance - Beginning of period	$ 72,513	$ 45,967
Acquisition of Tintic by Osisko Development	20,804	0
New liabilities	40,210	34,011
Revision of estimates	(6,762)	(1,457)
Change in fair value	(21,483)	0
Accretion	2,518	1,192
Settlements/payments of liabilities	(9,729)	(7,822)
Issuance of flow-through shares	0	7,885
Recognition of deferred premium on flow-through shares	(914)	(6,971)
Currency translation adjustments	3,687	(292)
Deconsolidation of Osisko Development	(93,222)	0
Balance - End of period	7,622	72,513
Current portion	921	12,179
Non-current portion	6,701	60,334
Balance - End of period	7,622	72,513
Environmental rehabilitation [Member]
Disclosure of other provisions [line items]
Balance - Beginning of period	53,237
Acquisition of Tintic by Osisko Development	5,370
New liabilities	261
Revision of estimates	(4,299)
Change in fair value	0
Accretion	2,185
Settlements/payments of liabilities	(2,549)
Issuance of flow-through shares	0
Recognition of deferred premium on flow-through shares	0
Currency translation adjustments	1,193
Deconsolidation of Osisko Development	(55,398)
Balance - End of period	0	53,237
Current portion	0
Non-current portion	0
Balance - End of period	0	53,237
Lease liabilities [Member]
Disclosure of other provisions [line items]
Balance - Beginning of period	18,362
Acquisition of Tintic by Osisko Development	325
New liabilities	108
Revision of estimates	(2,463)
Change in fair value	0
Accretion	0
Settlements/payments of liabilities	(7,180)
Issuance of flow-through shares	0
Recognition of deferred premium on flow-through shares	0
Currency translation adjustments	12
Deconsolidation of Osisko Development	(1,542)
Balance - End of period	7,622	18,362
Current portion	921
Non-current portion	6,701
Balance - End of period	7,622	18,362
Deferred premium on flow-through shares [Member]
Disclosure of other provisions [line items]
Balance - Beginning of period	914
Acquisition of Tintic by Osisko Development	0
New liabilities	0
Revision of estimates	0
Change in fair value	0
Accretion	0
Settlements/payments of liabilities	0
Issuance of flow-through shares	0
Recognition of deferred premium on flow-through shares	(914)
Currency translation adjustments	0
Deconsolidation of Osisko Development	0
Balance - End of period	0	914
Current portion	0
Non-current portion	0
Balance - End of period	0	914
Derivative financial instruments [Member]
Disclosure of other provisions [line items]
Balance - Beginning of period	0
Acquisition of Tintic by Osisko Development	0
New liabilities	39,841
Revision of estimates	0
Change in fair value	(21,483)
Accretion	0
Settlements/payments of liabilities	0
Issuance of flow-through shares	0
Recognition of deferred premium on flow-through shares	0
Currency translation adjustments	1,333
Deconsolidation of Osisko Development	(19,691)
Balance - End of period	0	0
Current portion	0
Non-current portion	0
Balance - End of period	0	0
Deferred consideration and contingent payments [Member]
Disclosure of other provisions [line items]
Balance - Beginning of period	0
Acquisition of Tintic by Osisko Development	15,109
New liabilities	0
Revision of estimates	0
Change in fair value	0
Accretion	333
Settlements/payments of liabilities	0
Issuance of flow-through shares	0
Recognition of deferred premium on flow-through shares	0
Currency translation adjustments	1,149
Deconsolidation of Osisko Development	(16,591)
Balance - End of period	0	0
Current portion	0
Non-current portion	0
Balance - End of period	$ 0	$ 0